Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2025
Weighted-average number of shares

	As of March 31,
	2023	2024	2025
Weighted average number of equity shares used in computing basic earnings per equity share	5,565,620,562	7,079,296,055	7,627,641,643
Effect of potential equity shares for stock options outstanding	21,552,766	28,156,373	31,792,463

Weighted average number of equity shares used in computing diluted earnings per equity share	5,587,173,328	7,107,452,428	7,659,434,106

Reconciliation of Earnings Per Share
The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2023		2024		2025		2025
Basic earnings per share	Rs.	89.02	Rs.	88.66	Rs.	90.01	US$	1.05
Effect of potential equity shares for stock options outstanding		0.34		0.35		0.38		0.01

Diluted earnings per share	Rs.	88.68	Rs.	88.31	Rs.	89.63	US$	1.04

Basic earnings per ADS	Rs.	267.06	Rs.	265.98	Rs.	270.03	US$	3.15
Effect of potential equity shares for stock options outstanding		1.02		1.05		1.14		0.03

Diluted earnings per ADS	Rs.	266.04	Rs.	264.93	Rs.	268.89	US$	3.12